S-K 1602, SPAC Registered Offerings	Jun. 12, 2026 USD ($)
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]

We have 24 months from the closing of this offering, until the end of the Extended Period or until such earlier date as our board of directors may approve to complete our initial business combination. If we anticipate that we may be unable to complete our initial business combination within such 24-month period or within the Extended Period, if applicable, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must complete our initial business combination. If we seek shareholder approval for an extension, holders of Class A ordinary shares will be offered an opportunity to redeem their shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account (less Permitted Withdrawals), divided by the number of then issued and outstanding Class A ordinary shares, subject to applicable law. If we are unable to complete our initial business combination within 24 months from the closing of this offering, within the Extended Period or by such earlier date as our board of directors may approve, we will redeem 100% of the Class A ordinary shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account (less Permitted Withdrawals), divided by the number of then issued and outstanding Class A ordinary shares, subject to applicable law and certain conditions as further described in this prospectus.

SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Sponsor Compensation, Footnotes [Text Block]

Our sponsor, Ares Acquisition Holdings III LP, has agreed to purchase 6,200,000 warrants (6,800,000 warrants in a Full Over-Allotment), each exercisable to purchase one Class A ordinary share at $11.50 per share, at a price of $1.50 per warrant, in a private placement to occur concurrently with the closing of this offering. See “Summary—The Offering—Private placement warrants.”

SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

As of March 31, 2026
Offering Price of	25% of Maximum		50% of Maximum		75% of Maximum		Maximum
$10.00 per Unit	Redemption		Redemption		Redemption		Redemption
		Difference		Difference		Difference		Difference
		between		between		between		between
		NTBV and		NTBV and		NTBV and		NTBV and
NTBV	NTBV	Offering Price	NTBV	Offering Price	NTBV	Offering Price	NTBV	Offering Price
Assuming Full Over-Allotment is Exercised
$7.78	$7.31	$2.69	$6.53	$3.47	$4.97	$5.03	$0.00	$10.00
Assuming No Over-Allotment is Exercised
$7.78	$7.31	$2.69	$6.53	$3.47	$4.97	$5.03	$(0.05)	$10.05

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Offering Prospectus Summary [Line Items]
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Our Acquisition Criteria

Consistent with our strategy, we have identified the following general criteria and guidelines that we believe will be important in evaluating prospective target businesses. We will target one or more businesses that we believe have the following core attributes:

•	a differentiated and sustainable business model with a defensible market position;
•	strong people, processes and culture;
•	attractive growth prospects, including an ability to capitalize on positive secular tailwinds and impactful macro-level trends;
•	a strong customer base;
•	sufficient scale and resources to achieve a successful transition into the public market;
•	will benefit from having a public currency to enhance its ability to grow organically and/or through M&A; and
•	will benefit from Ares’ relationships and deep value creation capabilities.

We may pursue an initial business combination target in any business or industry.

These criteria and guidelines are not intended to be exhaustive. Any evaluation relating to the merits of a particular initial business combination may be based, to the extent relevant, on these general criteria and guidelines as well as other considerations, factors and criteria that our directors and executive officers may deem relevant. We may decide to enter into our initial business combination with a target business that does not meet these criteria and guidelines. If we decide to enter into our initial business combination with a target business that does not meet the above criteria and guidelines, we will disclose that the target business does not meet the above criteria in our shareholder communications related to our initial business combination. These communications would be in the form of tender offer documents or proxy solicitation materials that we would file with the SEC.

SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
SPAC, Trust or Escrow Account, Material Terms [Text Block]	Of the proceeds we will receive from this offering and the sale of the private placement warrants, $300,000,000, or $345,000,000 in a Full Over-Allotment ($10.00 per unit in either case), will be deposited into a segregated trust account located in the United States at JPMorgan Chase Bank, N.A. with Continental Stock Transfer & Trust Company acting as trustee and invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a7 under the Investment Company Act which invest only in direct U.S. government treasury obligations, after deducting $6,000,000 ($6,900,000 in a Full Over-Allotment) in underwriting discounts and commissions payable upon the closing of this offering and an aggregate of $3,300,000 to pay fees and expenses in connection with the closing of this offering and for working capital following the closing of this offering. The proceeds to be placed in the trust account include $10,500,000 ($12,075,000 in a Full Over-Allotment) in deferred underwriting discounts.
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 300,000,000
SPAC, Securities Offered, Material Terms [Text Block]

Securities offered	30,000,000 units (34,500,000 units in a Full Over - Allotment), at $10.00 per unit, each unit consisting of: • one Class A ordinary share; and • one-tenth of one redeemable warrant.

SPAC, Securities Offered, Redemption Rights [Text Block]

Redemption rights for public shareholders in connection with our initial business combination

We will provide our public shareholders with the opportunity to elect to have all or a portion of their Class A ordinary shares redeemed in connection with our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the completion of the initial business combination, including interest earned on the funds held in the trust account (less Permitted Withdrawals) divided by the number of then-outstanding public shares, subject to the limitations described in this prospectus. The amount in the trust account is initially anticipated to be approximately $10.00 per public share. The per share amount we will distribute to investors who properly elect to have their shares redeemed will not be reduced by the deferred underwriting discounts we will pay to the underwriters. The redemption rights will include the requirement that a beneficial holder must identify itself before we can validly redeem its shares. There will be no redemption rights in connection with our initial business combination with respect to our warrants.

Our sponsor and each of our directors and executive officers have entered into an agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to any founder shares and any public shares in connection with the completion of our initial business combination.

De-SPAC Consummation Timeframe, Duration	24 months
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	If we anticipate that we may be unable to complete our initial business combination within such 24-month period or within the Extended Period, if applicable, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must complete our initial business combination.
De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe, How Extended [Text Block]	we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must complete our initial business combination.
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	If we do not complete a business combination within 24 months from the closing of this offering, within the Extended Period or by such earlier date as our board of directors may approve, the founder shares and private placement warrants may expire worthless, which could create an incentive for our sponsor, directors and executive officers to complete a transaction even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders.
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

Entity/Individual	Amount of compensation to be received or securities issued or to be issued	Consideration
Sponsor	8,625,000 Class B ordinary shares(1) (1,125,000 are subject to forfeiture if the over-allotment option is not exercised)	$25,000
	6,200,000 private placement warrants to be purchased simultaneously with the closing of this offering	$9,300,000
	$16,667 per month	Office space, utilities, secretarial support and administrative services
	Repayment of loans made to us under an unsecured promissory note to cover offering related and organizational expenses	Up to $400,000
Ares Management Capital Markets LLC	$1,200,000 ($1,380,000 in a Full Over-Allotment)	Consulting and advisory services to us in connection with this offering
Sponsor	Up to $2,000,000 in working capital loans, which may be convertible into warrants of the post-business combination entity at the price of $1.50 per warrant	Working capital loans to finance transaction costs in connection with an initial business combination
Sponsor, our directors or officers, or our or their affiliates	Reimbursement for any out-of-pocket expenses (or an allocable portion of such expenses) incurred for services provided to us before our initial business combination	Services in connection with identifying, investigating and completing an initial business combination
Independent directors	Annual cash compensation of $200,000	For service on our board of directors
Senior Advisors	Monthly cash compensation of $16,667	For service as Senior Advisors

SPAC Prospectus Summary, Sponsor Compensation, Footnotes [Text Block]

(1) Because our sponsor acquired the founder shares at a nominal price, our public shareholders will incur an immediate and substantial dilution upon the closing of this offering. See “Risk Factors—Risks Relating to Ownership of Our Securities—Our sponsor paid a nominal price for the founder shares, and, accordingly, you will experience immediate and substantial dilution from the purchase of our Class A ordinary shares.”

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]	Because our sponsor acquired the founder shares at a nominal price, our public shareholders will incur an immediate and substantial dilution upon the closing of this offering.
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]	Certain of our directors and executive officers currently have, and any of them in the future may have fiduciary, contractual or other obligations or duties to other entities, including Ares, the Ares funds or their current or former portfolio companies. Certain of these entities may have overlapping investment objectives and potential conflicts may arise with respect to Ares’ decision regarding how to allocate investment opportunities among these entities. Accordingly, if any of our directors and executive officers becomes aware of a business combination opportunity that is suitable for a fund or entity to which he or she has then-current fiduciary or contractual obligations (including any Ares funds or their current or former portfolio companies), then, subject to their fiduciary duties under Cayman Islands law, he or she will need to honor such fiduciary or contractual obligations to present such business combination opportunity to such fund or entity, before we can pursue such opportunity. However, we do not expect these duties or contractual obligations to materially affect our ability to complete our initial business combination. To the fullest extent permitted by applicable law, our amended and restated memorandum and articles of association provide that: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity (including with respect to any business transaction that may involve another Ares entity) for any director or officer, on the one hand, and us, on the other.Our executive officers and our directors may have interests that differ from you in connection with the business combination, including the fact that they may lose their entire investment in us if our initial business combination is not completed, and accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.Additionally, the personal and financial interests of our directors and executive officers may influence their motivation in timely identifying and pursuing an initial business combination or completing our initial business combination. The different timelines of competing business combinations could cause our directors and executive officers to prioritize a different business combination over finding a suitable acquisition target for our business combination. Consequently, our directors’ and executive officers’ discretion in identifying and selecting a suitable target business may result in a conflict of interest when determining whether the terms, conditions and timing of a particular business combination are appropriate and in our shareholders’ best interest, which could negatively impact the timing for a business combination.In addition to the above, our officers and directors are not required to commit any specified amount of time to our affairs, and, accordingly, may have conflicts of interest in allocating management time among various business activities, including selecting a business combination target and monitoring the related due diligence. See “Risk Factors—Risks Relating to Our Management Team—Our executive officers and directors will allocate their time to other businesses, which could have a negative effect on our ability to complete our initial business combination.Additionally, our sponsor, directors and executive officers have agreed to waive their redemption rights with respect to any founder shares and any public shares held by them in connection with the completion of our initial business combination. Further, our sponsor has agreed to waive its redemption rights with respect to any founder shares held by it if we fail to complete our initial business combination within 24 months or within the Extended Period or by such earlier date as our board of directors may approve, after the closing of this offering. If we do not complete our initial business combination within such applicable time period, the proceeds of the sale of the private placement warrants held in the trust account will be used to fund the redemption of our public shares, and the private placement warrants may expire worthless. With certain limited exceptions, the founder shares will not be transferable, assignable or salable by our sponsor or its permitted transferees until one year after the completion of our initial business combination. With certain limited exceptions, the private placement warrants and the Class A ordinary shares underlying such warrants, will not be transferable, assignable or salable by our sponsor or its permitted transferees until 30 days after the completion of our initial business combination. Since our sponsor, directors and executive officers may directly or indirectly own ordinary shares and warrants following this offering, our directors and executive officers may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination because of their financial interest in completing an initial business combination within 24 months or within the Extended Period or by such earlier date as our board of directors may approve, after the closing of this offering.In addition, our directors and officers or Ares or its affiliates, including the Ares funds, currently sponsor and may sponsor, form or participate in other blank check companies similar to ours during the period in which we are seeking an initial business combination. Any such companies may present additional conflicts of interest in pursuing an acquisition target, particularly to the extent there is overlap among investment mandates and the director and officer teams. In addition, Ares has sponsored other blank check companies in the past and may sponsor other blank check companies similar to ours during the period in which we are seeking an initial business combination, and members of our management team may participate in such blank check companies. Any such blank check company may present additional conflicts of interest in pursuing an acquisition target, particularly if there is overlap among investment mandates and the board and management teams. However, we do not currently expect that any such other blank check company would materially affect our ability to complete our initial business combination.
SPAC Offering Dilution [Line Items]
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

			25% of		50% of		75% of
	No		Maximum		Maximum		Maximum		Maximum
	Redemptions		Redemptions		Redemptions		Redemptions		Redemptions
	With	Without	With	Without	With	Without	With	Without	With	Without
	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-
	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	$(0.05)	$(0.05)	$(0.05)	$(0.05)	$(0.05)	$(0.05)	$(0.05)	$(0.05)	$(0.05)	$(0.05)
Increase attributable to public shareholders	$7.83	$7.83	$7.36	$7.36	$6.58	$6.58	$5.02	$5.02	$0.05	$0.00
Pro forma net tangible book value after this offering and the sale of the private placement warrants	$7.78	$7.78	$7.31	$7.31	$6.53	$6.53	$4.97	$4.97	$0.00	$(0.05)
Dilution to public shareholders	$2.22	$2.22	$2.69	$2.69	$3.47	$3.47	$5.03	$5.03	$10.00	$10.05
Percentage of dilution to public shareholders	22.2%	22.2%	26.9%	26.9%	34.7%	34.7%	50.3%	50.3%	100.0%	100.5%

			25% of		50% of		75% of
	No		Maximum		Maximum		Maximum		Maximum
	Redemptions		Redemptions		Redemptions		Redemptions		Redemptions
	With	Without	With	Without	With	Without	With	Without	With	Without
	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-
	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment
Numerator:
Net tangible book deficit before this offering	$(448,257)	$(448,257)	$(448,257)	$(448,257)	$(448,257)	$(448,257)	$(448,257)	$(448,257)	$(448,257)	$(448,257)
Net proceeds from this offering and the sale of the private placement warrants(1)	$347,500,000	$302,500,000	$347,500,000	$302,500,000	$347,500,000	$302,500,000	$347,500,000	$302,500,000	$347,500,000	$302,500,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	$456,186	$456,186	$456,186	$456,186	$456,186	$456,186	$456,186	$456,186	$456,186	$456,186
Less: Deferred underwriting commissions(2)	$(12,075,000)	$(10,500,000)	$(9,056,250)	$(7,875,000)	$(6,037,500)	$(5,250,000)	$(3,018,750)	$(2,625,000)	$(2,500,000)	$(2,500,000)
Less: Over-allotment liability	$0	$(385,508)	$0	$(385,508)	$0	$(385,508)	$0	$(385,508)	$0	$(385,508)
Less: Amounts paid for redemptions	$0	$0	$(86,250,000)	$(75,000,000)	$(172,500,000)	$(150,000,000)	$(258,750,000)	$(225,000,000)	$(345,000,000)	$(300,000,000)
Total	$335,432,929	$291,622,421	$252,201,679	$219,247,421	$168,970,429	$146,872,421	$85,739,179	$74,497,421	$7,929	$(377,579)
Denominator:
Ordinary shares outstanding prior to this offering	8,625,000	8,625,000	8,625,000	8,625,000	8,625,000	8,625,000	8,625,000	8,625,000	8,625,000	8,625,000
Less: Ordinary shares forfeited if over-allotment is not exercised	—	(1,125,000)	—	(1,125,000)	—	(1,125,000)	—	(1,125,000)	—	(1,125,000)
Ordinary shares offered	34,500,000	30,000,000	34,500,000	30,000,000	34,500,000	30,000,000	34,500,000	30,000,000	34,500,000	30,000,000
Less: Ordinary shares redeemed	—	—	(8,625,000)	(7,500,000)	(17,250,000)	(15,000,000)	(25,875,000)	(22,500,000)	(34,500,000)	(30,000,000)
Total	43,125,000	37,500,000	34,500,000	30,000,000	25,875,000	22,500,000	17,250,000	15,000,000	8,625,000	7,500,000

(1) Expenses applied against gross proceeds include offering expenses of $800,000 (excluding deferred underwriting discounts). See “Use of Proceeds.”

(2) Upon the completion of our initial business combination, the deferred underwriting discounts would be paid as follows: $0.35 per unit on all units sold including those sold pursuant to the underwriters’ option to purchase additional units, or $10,500,000 in the aggregate ($12,075,000 in the aggregate in a Full Over-Allotment) payable to the underwriters for deferred underwriting discounts. The deferred underwriting discount shall only be due on a unit if the Class A ordinary share contained in such unit is not redeemed prior to or in connection with the consummation of our initial business combination, subject to a minimum aggregate deferred underwriting discount of $2,500,000. See also “Underwriting” for additional information regarding underwriting compensation.

SPAC, Adjusted Net Tangible Book Value Per Share, Calculation, Additional Information [Text Block]

The below calculations assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, and (iii) no working capital loans are converted into private placement warrants, as further described in this prospectus. In addition, the calculations assume the issuance of 30,000,000 Class A ordinary shares (34,500,000 Class A ordinary shares in a Full Over-Allotment) and 8,625,000 founder shares (up to 1,125,000 of which are assumed to be forfeited in the scenario in which the Full Over-Allotment is not exercised). The issuance of additional ordinary or preference shares may significantly dilute the equity interest of investors in this offering.